Significant Accounting Policies	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2019. The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2019, are applied consistently in these interim consolidated financial statements.

Revenue Recognition – Contract Balances

Contract liabilities include amounts received from customers for which revenue has not yet been recognized. Contract liabilities amounted to $2,677 and $2,891 as of June 30, 2020 and December 31, 2019, respectively and are presented under deferred revenues. During the six-month period ended June 30, 2020, the Company recognized revenues in the amount of $402 which have been included in the contract liabilities at December 31, 2019.